Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$ 38,650,103	$ 36,165,188
Accruals and reserves	96,320	100,532
Stock-based compensation	278,581	189,254
Research and development credits	10,986	6,283
Gross deferred assets	39,035,990	36,461,257
Valuation allowance	(38,051,098)	(35,711,205)
Net Deferred Tax Assets	984,892	750,052
Deferred Tax Liabilities:
Property and equipment	(1,020,408)	(740,321)
Intangible assets	35,516	(9,731)
Total Deferred Tax Liabilities	(984,892)	(750,052)
Total Net Deferred Tax Assets	$ 0	$ 0